Restructuring (Tables)	12 Months Ended
Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
The following table summarizes the total restructuring costs incurred during the year ended June 30, 2014. There were no such charges during the year ended June 30, 2013.

Year ended June 30, 2014
Employee termination benefits	$5,238
Facility termination costs (1)	742
Total restructuring expense	$5,980

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the restructuring activity for the year ended June 30, 2014:

	Employee Termination Benefits	Facility Termination Costs
Accrued restructuring balance as of June 30, 2013	$—	$—
Restructuring additions	5,238	270
Cash payments	(2,706)	(270)
Accrued restructuring balance as of June 30, 2014	$2,532	$—